UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08041

Atlas Insurance Trust
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)

W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

Statements of Investments in Securities and Net Assets	September 30, 2005 (unaudited)

Atlas Balanced Growth Portfolio

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 100.26%
Value Fund	226,475	15.81%	$2,774,323
Emerging Growth Fund (b)	145,569	13.55	2,377,139
Global Growth Fund	99,400	12.91	2,264,321
Growth Opportunities Fund	80,795	10.99	1,928,569
American Enterprise Bond Fund	193,100	10.73	1,882,724
Strategic Income Fund	390,201	10.25	1,798,826
Strategic Growth Fund (b)	114,155	8.64	1,514,842
Balanced Fund	124,405	7.96	1,395,818
U.S. Government and Mortgage Securities Fund	135,403	7.71	1,352,678
Money Market Fund	300,471	1.71	300,471
Total Investment in Atlas Funds (cost: $14,767,572)			17,589,711

Total Securities (cost: $14,767,572) - 100.26%			17,589,711
Other Assets and Liabilities, Net - (.26)%			(45,891)
Net Assets - 100.00%			$17,543,820

(b)                                 Non-income producing security.

The accompanying notes are an integral part of these statements of investments.

1

Atlas Balanced Growth Portfolio

Investment Valuation

Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

Unrealized Appreciation/Depreciation - Tax Basis

As of September 30, 2005, unrealized appreciation of investment securities for federal income tax purposes was $2,210,596, consisting of unrealized gains of $2,268,840 and unrealized losses of $58,244.  Cost of securities for federal income tax purposes was $15,379,115.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	November 21, 2005

By	/S/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	November 21, 2005